1. Operations (Details 2) - Associate	12 Months Ended
Dec. 31, 2017
Disclosure of associates [line items]
Associate name	Dona Francisca Energética S.A.
Headquarters	Agudo/RS
Main activity	Production of electricity
Interest	23.0303%
Investor	Copel
Associate name	Foz do Chopim Energética Ltda.	[1]
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	35.77%
Investor	Copel
Associate name	Carbocampel S.A.
Headquarters	Figueira/PR
Main activity	Coal exploration
Interest	49.00%
Investor	Copel
Associate name	Dois Saltos Empreendimentos de Geração de Energia Elétrica Ltda.	[2]
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	30.00%
Investor	Copel
Associate name	Copel Amec S/C Ltda. - em liquidação
Headquarters	Curitiba/PR
Main activity	Services
Interest	48.00%
Investor	Copel
Associate name	Sercomtel S.A. Telecomunicações	[3]
Headquarters	Londrina/PR
Main activity	Telecommunications
Interest	45.00%
Investor	Copel
Associate name	Dominó Holdings Ltda.	[4]
Headquarters	Curitiba/PR
Main activity	Interests in companies
Interest	49.00%
Investor	Copel Energia
Associate name	GBX Tietê II Empreendimentos Participações S.A.
Headquarters	São Paulo/SP
Main activity	Incorporation of real estate projects
Interest	19.31%
Investor	UEG

[1]	In February 2018, the associated Foz do Chopim Energetica Ltda. was transferred from Copel to Copel GeT, through an increase in the capital stock.
[2]	Pre-operating stage.
[3]	Investment reduced to zero due to the impairment tests.
[4]	In November 2017, the company was transformed from a corporation into a limited liability company and the investment was changed from a joint venture to an associate.